Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Summary of Due from Affiliates, Net

(dollars in thousands)	June 30, 2021	December 31, 2020
Management fees	$113,104	$78,586
Administrative fees and other expenses paid on behalf of the Company’s products and other related parties	34,423	14,112

Due from Related Parties	$147,527	$92,698

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Summary of Due from Affiliates, Net
The Company considers its professionals and
non-consolidated
funds to be affiliates. Due from affiliates, net consists of the following:

	December 31, 2020	December 31, 2019
Management and BDC Part I Fees receivable	$78,586	$32,473
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	14,112	10,401

Total	$92,698	$42,874